REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE J - REGULATORY CAPITAL

The Banks are subject to minimum regulatory capital standards promulgated by the Office of the Controller of the Currency (the “OCC”), the successor to the Office of Thrift Supervision (the “OTS”). Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Banks must meet specific capital guidelines that involve quantitative measures of the Banks’ assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Banks’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OCC generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Banks multiply the value of each asset on their respective statements of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

During fiscal 2011, the Banks were notified by the OTS that each was categorized as “well-capitalized” under the regulatory framework for prompt corrective action. Although the OCC has not notified the Company of the classification of its capital status since it succeeded the OTS, there are no conditions or events since the OTS notification that management believes has changed the Banks’ categories. The transfer to the OCC resulted is somewhat different capital ratios than reported by the OTS. To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2012
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	≥$3,926	≥4.0%	≥$4,908	≥ 5.0%
First Federal of Frankfort	$19,543	15.9%	≥$5,511	≥4.0%	≥$6,889	≥ 5.0%
Consolidated	$44,333	21.3%	≥$8,918	≥4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	≥$4,013	≥8.0%	≥$5,016	≥10.0%
First Federal of Frankfort	$19,997	28.7%	≥$5,566	≥8.0%	≥$6,958	≥10.0%
Consolidated	$45,208	38.6%	≥$9,377	≥8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%	N/A	N/A	≥$3,010	≥ 6.0%
First Federal of Frankfort	$19,543	28.1%	N/A	N/A	≥$4,175	≥ 6.0%
Consolidated	$44,333	37.8%	N/A	N/A	N/A	N/A

	As of June 30, 2011
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$19,629	19.3%	≥$1,525	≥1.5%	N/A	N/A
First Federal of Frankfort	$18,151	14.6%	≥$1,868	≥1.5%	N/A	N/A
Consolidated	$44,100	20.8%	≥$3,175	≥1.5%	N/A	N/A

Tier 1 core capital
First Federal of Hazard	$19,629	19.3%	≥$4,067	≥4.0%	≥$5,084	≥ 5.0%
First Federal of Frankfort	$18,151	14.6%	≥$4,980	≥4.0%	≥$6,225	≥ 5.0%
Consolidated	$44,100	20.8%	≥$9,048	≥4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,939	40.5%	≥$3,941	≥8.0%	≥$4,927	≥10.0%
First Federal of Frankfort	$18,564	27.0%	≥$5,505	≥8.0%	≥$6,881	≥10.0%
Consolidated	$44,864	39.0%	≥$9,201	≥8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$19,629	39.8%	N/A	N/A	≥$2,956	≥ 6.0%
First Federal of Frankfort	$18,151	26.4%	N/A	N/A	≥$4,129	≥ 6.0%
Consolidated	$44,100	38.3%	N/A	N/A	N/A	N/A

As of June 30, 2012 and 2011, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject.

The Banks’ management believes that, under the current regulatory capital regulations, both Banks will continue to meet their minimum capital requirements in the foreseeable future. However, events beyond the control of the Banks, such as increased interest rates or a downturn in the economy in the Banks’ market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

Regulations of the OCC governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During the fiscal year ended June 30, 2012, and pursuant to the provisions allowed by the OCC, First Federal MHC waived $1.4 million in dividends.